Estimates, Significant Accounting Policies and Balance Sheet Detials (Non-cash investing and financing activities and supplemental cash flow information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Accrued capital expenditures	$ 643	$ 226	$ 420
Net gains from subsidiary common unit issuances	175	0	0
Issuance of Common Units in connection with acquisitions			7
Lake Charles LNG Transaction (see Note 3)	1,167	0	0
Noncash or Part Noncash Acquisition, Debt Assumed	1,887	0	0
Long term debt exchanged in connection with acquisitions	499	0	0
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest, net of interest capitalized	1,232	1,049	790
Cash paid for income taxes	344	58	23
Common Unitholders
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Noncash or Part Noncash Acquisition, Debt Assumed	564	0	6,658
ETP's Propane Operations [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
AmeriGas limited partner interest received in exchange for contribution of Propane Business	0	0	1,123
Susser Merger
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of Common Units in connection with acquisitions	908	0	0
ETP Holdco Acquisition and SUGS Contribution
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of Common Units in connection with acquisitions	0	2,464	0
Other Acquisitions [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of Common Units in connection with acquisitions	0	0	2,295
Predecessor Equity Issued in Acquisitions	4,281	0	0
Class H Units
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of Common Units in connection with acquisitions	0	$ 1,514	0
General Partner
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of Common Units in connection with acquisitions			$ 0
Lake Charles LNG Transaction (see Note 3)	0
PVR Acquisition [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Predecessor Equity Issued in Acquisitions	3,906
PVR Acquisition [Member] | General Partner
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Predecessor Equity Issued in Acquisitions	$ 0